Summary of Significant Accounting Policies (Details) - Schedule of disaggregate the company's revenue geographic area - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate the company's revenue geographic area [Line Items]
Total revenues	$ 1,099,133	$ 653,036	$ 742,125
China [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate the company's revenue geographic area [Line Items]
Total revenues	696,668	176,262	94,637
United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate the company's revenue geographic area [Line Items]
Total revenues	$ 402,465	$ 476,774	$ 647,488